Intangible assets, net - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets not yet available for use	€ 23.6	€ 24.8
Impairment of intangible assets (excluding goodwill)	€ 0.0	€ 0.0	€ 0.0